Borrowing Arrangements - Additional Information (Detail) - USD ($)			3 Months Ended
	May 07, 2021	Mar. 15, 2021	Mar. 31, 2021	Dec. 31, 2020
Line of Credit Facility [Line Items]
Warrant exercise price			$ 11.50	$ 11.50
Groop Internet Platform Inc [Member]
Line of Credit Facility [Line Items]
Adjustments to additional paid in capital warrant issued			$ 125,000
Groop Internet Platform Inc [Member] | Credit Agreement [Member]
Line of Credit Facility [Line Items]
Debt issuance costs			175,000
Upfront fees			50,000
Warrant issuance costs			125,000
Percentage of minimum net required on annual projections		85.00%
Groop Internet Platform Inc [Member] | Credit Agreement [Member] | Term Loan [Member]
Line of Credit Facility [Line Items]
Debt instrument, interest rate, stated percentage		1.50%
Groop Internet Platform Inc [Member] | Credit Agreement [Member] | Revolving Credit Facility [Member]
Line of Credit Facility [Line Items]
Debt instrument, interest rate, stated percentage		0.50%
Groop Internet Platform Inc [Member] | Credit Agreement [Member] | Minimum [Member] | Term Loan [Member]
Line of Credit Facility [Line Items]
Debt instrument, interest rate, stated percentage		4.75%
Groop Internet Platform Inc [Member] | Credit Agreement [Member] | Minimum [Member] | Revolving Credit Facility [Member]
Line of Credit Facility [Line Items]
Debt instrument, interest rate, stated percentage		3.75%
Groop Internet Platform Inc [Member] | Credit Agreement [Member] | Subsequent Event [Member] | Term Loan [Member]
Line of Credit Facility [Line Items]
Percentage of minimum net required on annual projections		85.00%
Debt instrument, interest rate, stated percentage		1.50%
Groop Internet Platform Inc [Member] | Credit Agreement [Member] | Subsequent Event [Member] | Revolving Credit Facility [Member]
Line of Credit Facility [Line Items]
Debt instrument, interest rate, stated percentage		0.50%
Groop Internet Platform Inc [Member] | Credit Agreement [Member] | Subsequent Event [Member] | Minimum [Member] | Term Loan [Member]
Line of Credit Facility [Line Items]
Debt instrument, interest rate, stated percentage		4.75%
Groop Internet Platform Inc [Member] | Credit Agreement [Member] | Subsequent Event [Member] | Minimum [Member] | Revolving Credit Facility [Member]
Line of Credit Facility [Line Items]
Debt instrument, interest rate, stated percentage		3.75%
Groop Internet Platform Inc [Member] | Credit Agreement [Member] | JPMorgan Chase Bank NA [Member]
Line of Credit Facility [Line Items]
Adjustments to additional paid in capital warrant issued			125,000
Class of warrant or right, number of securities called by warrants or rights		114,454
Warrant exercise price		$ 0.01
Proceeds from issuance of warrants		$ 20,000,000
Groop Internet Platform Inc [Member] | Credit Agreement [Member] | JPMorgan Chase Bank NA [Member] | Subsequent Event [Member]
Line of Credit Facility [Line Items]
Class of warrant or right, number of securities called by warrants or rights		114,454
Warrant exercise price		$ 0.01
Proceeds from issuance of warrants		$ 20,000,000
Groop Internet Platform Inc [Member] | Credit Agreement [Member] | Talkspace Network LLC [Member]
Line of Credit Facility [Line Items]
Line of credit			$ 0
Line of credit facility, maximum borrowing capacity		$ 5,000,000
Debt instrument, term		36 months
Groop Internet Platform Inc [Member] | Credit Agreement [Member] | Talkspace Network LLC [Member] | Term Loan [Member]
Line of Credit Facility [Line Items]
Line of credit facility, maximum borrowing capacity		$ 15,000,000
Groop Internet Platform Inc [Member] | Credit Agreement [Member] | Talkspace Network LLC [Member] | Subsequent Event [Member]
Line of Credit Facility [Line Items]
Proceeds from lines of credit	$ 6,000,000
Line of credit facility remaining borrowing capacity	$ 14,000,000
Line of credit facility, maximum borrowing capacity		$ 5,000,000
Debt instrument, term		36 months
Groop Internet Platform Inc [Member] | Credit Agreement [Member] | Talkspace Network LLC [Member] | Subsequent Event [Member] | Term Loan [Member]
Line of Credit Facility [Line Items]
Line of credit facility, maximum borrowing capacity		$ 15,000,000